Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2012	$ 211,796	$ (2,234,173)	$ 278,020,814	$ 66,016,627	$ 18,378	$ 342,033,442
Balance (in Shares) at Dec. 31, 2012	21,179,642	(552,313)
Follow-on public offering net of issuance cost	$ 115,000		109,004,029			$ 109,119,029
Follow-on public offering net of issuance cost (in Shares)	11,500,000
Stock repurchase (in Shares)						0
Stock based compensation			292,628			$ 292,628
Comprehensive income for the year				21,217,193	(67,849)	21,149,344
Balance at Dec. 31, 2013	$ 326,796	$ (2,234,173)	387,317,471	87,233,820	(49,471)	472,594,443
Balance (in Shares) at Dec. 31, 2013	32,679,642	(552,313)
Follow-on public offering net of issuance cost	$ 113,747		112,188,931			112,302,678
Follow-on public offering net of issuance cost (in Shares)	11,374,753
Issuance of restricted shares and related stock based compensation	$ 2,307		355,660			357,967
Issuance of restricted shares and related stock based compensation (in Shares)	230,713
Stock repurchase		$ (5,307,091)				$ (5,307,091)
Stock repurchase (in Shares)		(843,022)				(843,022)
Comprehensive income for the year				12,685,826	(243,549)	$ 12,442,277
Balance at Dec. 31, 2014	$ 442,850	$ (7,541,264)	499,862,062	99,919,646	(293,020)	592,390,274
Balance (in Shares) at Dec. 31, 2014	44,285,108	(1,395,335)
Stock repurchase		$ (12,945,608)				$ (12,945,608)
Stock repurchase (in Shares)		(2,372,097)				(2,372,097)
Stock based compensation			1,140,084			$ 1,140,084
Comprehensive income for the year				2,566,678	(100,268)	2,466,410
Balance at Dec. 31, 2015	$ 442,850	$ (20,486,872)	$ 501,002,146	$ 102,486,324	$ (393,288)	$ 583,051,160
Balance (in Shares) at Dec. 31, 2015	44,285,108	(3,767,432)